Schedule of investments
Delaware Ivy Crossover Credit Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.12%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	32,000	$ 29,008
Total Convertible Bond (cost $28,226)		29,008

Corporate Bonds — 92.45%
Banking — 11.87%
Ally Financial 4.70% 5/15/26 μ, ψ	100,000	79,614
Bank of America
1.898% 7/23/31 μ	500,000	400,056
2.482% 9/21/36 μ	25,000	19,417
4.571% 4/27/33 *, μ	115,000	112,055
6.125% 4/27/27 μ, ψ	15,000	14,503

Fifth Third Bancorp 4.337% 4/25/33 μ	65,000	61,896
Goldman Sachs Group
2.383% 7/21/32 μ	1,000,000	809,634
4.125% 11/10/26 μ, ψ	60,000	49,125
JPMorgan Chase & Co.
2.522% 4/22/31 μ	500,000	426,304
4.586% 4/26/33 μ	10,000	9,833

KeyCorp 4.789% 6/1/33 μ	60,000	59,257
PNC Financial Services Group 6.00% 5/15/27 *, μ, ψ	50,000	48,119
State Street 4.421% 5/13/33 μ	55,000	54,290
SVB Financial Group
4.00% 5/15/26 μ, ψ	105,000	80,139
4.57% 4/29/33 *, μ	95,000	89,279

Toronto-Dominion Bank 4.108% 6/8/27	105,000	103,919
Truist Financial 4.95% 9/1/25 μ, ψ	110,000	107,353
US Bancorp 2.491% 11/3/36 μ	150,000	122,399
Wells Fargo & Co.
3.526% 3/24/28 μ	45,000	42,662
4.611% 4/25/53 μ	35,000	32,448
		2,722,302
Capital Goods — 1.64%
Boeing 3.75% 2/1/50	390,000	275,941
Parker-Hannifin 4.25% 9/15/27	85,000	99,378
		375,319
Communications — 12.93%
AMC Networks 4.25% 2/15/29	30,000	24,398
AT&T
3.50% 6/1/41	500,000	400,070
3.65% 6/1/51	500,000	391,823
4.50% 5/15/35	40,000	38,069

CCO Holdings 144A 4.75% 2/1/32 #, *	70,000	57,491
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
3.85% 4/1/61	135,000	$ 89,043
3.90% 6/1/52	750,000	522,102

Crown Castle International 1.05% 7/15/26	500,000	433,286
Directv Financing 144A 5.875% 8/15/27 #	55,000	47,097
Magallanes
144A 4.054% 3/15/29 #, *	25,000	22,918
144A 5.141% 3/15/52 #	110,000	92,472

T-Mobile USA 2.875% 2/15/31	500,000	416,050
Verizon Communications
2.65% 11/20/40	500,000	367,621
2.875% 11/20/50	90,000	63,998
		2,966,438
Consumer Cyclical — 7.30%
ADT Security 144A 4.875% 7/15/32 #	49,000	39,103
Amazon.com
2.50% 6/3/50	145,000	102,502
3.95% 4/13/52	70,000	64,792

Aptiv 3.10% 12/1/51	132,000	85,391
General Motors Financial 1.25% 1/8/26	500,000	441,085
Levi Strauss & Co. 144A 3.50% 3/1/31 #	5,000	4,097
NVR 3.00% 5/15/30	1,000,000	862,507
VICI Properties 4.95% 2/15/30	80,000	75,962
		1,675,439
Consumer Non-Cyclical — 4.91%
CVS Health 2.70% 8/21/40	5,000	3,618
JBS USA 144A 3.00% 2/2/29 #	34,000	28,778
Keurig Dr Pepper 3.95% 4/15/29	110,000	105,042
Royalty Pharma
3.30% 9/2/40	700,000	518,148
3.35% 9/2/51	55,000	37,382

Universal Health Services 144A 1.65% 9/1/26 #	500,000	434,004
		1,126,972
Electric — 2.91%
Duke Energy Carolinas 3.95% 11/15/28	25,000	24,667
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	92,299
FirstEnergy 3.40% 3/1/50	315,000	214,192
NextEra Energy Capital Holdings 5.00% 7/15/32	75,000	76,907
NQ-IV040 [6/22] 8/22 (2352499)    1

Schedule of investments
Delaware Ivy Crossover Credit Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Oglethorpe Power 144A 4.50% 4/1/47 #	40,000	$ 34,592
Public Service Co. of Colorado 4.10% 6/1/32	70,000	69,881
Southern California Edison 3.45% 2/1/52	55,000	41,039
Vistra Operations 144A 5.125% 5/13/25 #	115,000	114,079
		667,656
Energy — 7.14%
Cheniere Energy Partners 4.00% 3/1/31	500,000	426,312
ConocoPhillips 3.80% 3/15/52	115,000	98,666
Continental Resources 144A 2.875% 4/1/32 #	16,000	12,527
Diamondback Energy 4.25% 3/15/52	85,000	70,691
Energy Transfer
5.30% 4/15/47	250,000	216,974
6.25% 4/15/49	65,000	63,145

EQT 6.625% 2/1/25	250,000	257,684
Targa Resources Partners 5.00% 1/15/28	39,000	37,187
Williams Cos. 4.85% 3/1/48 *	500,000	453,420
		1,636,606
Finance Companies — 5.55%
AerCap Ireland Capital DAC 3.00% 10/29/28	240,000	202,383
Air Lease 2.875% 1/15/32 *	70,000	54,709
Avolon Holdings Funding 144A 3.25% 2/15/27 #	500,000	435,734
Jefferies Group 2.625% 10/15/31	750,000	579,629
		1,272,455
Insurance — 7.21%
Aon 2.80% 5/15/30	500,000	437,559
Athene Global Funding 144A 1.985% 8/19/28 #	20,000	16,624
Brighthouse Financial 3.85% 12/22/51	40,000	27,279
Centene 2.45% 7/15/28	650,000	543,878
First American Financial 2.40% 8/15/31	750,000	579,185
UnitedHealth Group 4.00% 5/15/29	50,000	49,564
		1,654,089
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Natural Gas — 0.40%
Sempra Energy 4.875% 10/15/25 μ, ψ	100,000	$ 92,248
		92,248
REITs — 5.65%
American Homes 4 Rent 3.625% 4/15/32	50,000	43,890
EPR Properties 4.95% 4/15/28	385,000	354,501
Extra Space Storage
2.35% 3/15/32	315,000	250,063
2.55% 6/1/31	725,000	597,262

Global Net Lease 144A 3.75% 12/15/27 #	60,000	50,193
		1,295,909
Technology — 23.70%
Alphabet 2.05% 8/15/50	140,000	94,166
Autodesk 2.85% 1/15/30	750,000	656,215
Broadcom 144A 3.419% 4/15/33 #	500,000	414,010
CDW
3.276% 12/1/28	235,000	203,153
3.569% 12/1/31	70,000	57,963

CoStar Group 144A 2.80% 7/15/30 #	1,000,000	833,544
Entegris Escrow
144A 4.75% 4/15/29 #	95,000	88,640
144A 5.95% 6/15/30 #	35,000	33,374

Global Payments 2.90% 11/15/31	85,000	69,705
KLA 4.95% 7/15/52	90,000	90,653
Microchip Technology 0.983% 9/1/24	750,000	699,991
NXP 4.40% 6/1/27	50,000	49,270
Seagate HDD Cayman 4.75% 6/1/23	625,000	619,906
ServiceNow 1.40% 9/1/30	750,000	587,623
Thomson Reuters 3.35% 5/15/26	500,000	485,719
Verisk Analytics 3.625% 5/15/50	500,000	390,371
Workday
3.50% 4/1/27	15,000	14,357
3.70% 4/1/29	25,000	23,409
3.80% 4/1/32 *	25,000	22,869
		5,434,938
Transportation — 1.24%
Burlington Northern Santa Fe
2.875% 6/15/52	95,000	71,151
4.45% 1/15/53	155,000	150,209

2    NQ-IV040 [6/22] 8/22 (2352499)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)

Penske Truck Leasing 144A 4.40% 7/1/27 #	65,000	$ 63,779
		285,139
Total Corporate Bonds (cost $25,109,981)		21,205,510

Municipal Bonds — 0.67%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	1,904	1,744
Series A-1 4.00% 7/1/33	3,703	3,402
Series A-1 4.00% 7/1/35	3,328	2,989
Series A-1 4.00% 7/1/37	2,856	2,535
Series A-1 4.00% 7/1/41	3,884	3,372
Series A-1 4.00% 7/1/46	4,039	3,403
Series A-1 4.362% 7/1/33^	4,765	2,683
Series A-1 5.25% 7/1/23	2,068	2,106
Series A-1 5.625% 7/1/27	4,087	4,353
Series A-1 5.625% 7/1/29	4,020	4,324
Series A-1 5.75% 7/1/31	3,905	4,274
Series C 2.637% 11/1/43•	18,490	9,222

GDB Debt Recovery Authority of Puerto Rico (Restructured) 7.50% 8/20/40	123,611	109,705
Total Municipal Bonds (cost $166,599)		154,112

Non-Agency Asset-Backed Securities — 0.61%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	70,000	70,523
Ford Credit Floorplan Master Owner Trust Series 2019-2 A 3.06% 4/15/26	70,000	68,973
Total Non-Agency Asset-Backed Securities (cost $139,633)		139,496

US Treasury Obligations — 0.82%
US Treasury Notes
2.75% 5/31/29	50,000	49,023
2.875% 5/15/32 *	140,000	138,447
Total US Treasury Obligations (cost $182,856)		187,470

	Number of shares	Value (US $)
Short-Term Investments — 4.64%
Money Market Mutual Fund — 4.64%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	1,063,382	$ 1,063,382
Total Short-Term Investments (cost $1,063,382)		1,063,382

Total Value of Securities Before Securities Lending Collateral—99.31% (cost $26,690,677)		22,778,978

Securities Lending Collateral — 0.10%
Money Market Mutual Fund — 0.10%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	23,750	23,750
Total Securities Lending Collateral (cost $23,750)		23,750

Total Value of Securities—99.41% (cost $26,714,427)		22,802,728■
Obligation to Return Securities Lending Collateral — (0.10%)		(23,750)
Receivables and Other Assets Net of Liabilities — 0.69%		158,679
Net Assets Applicable to 2,675,264 Shares Outstanding—100.00%		$22,937,657
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $2,985,878, which represents 13.02% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

NQ-IV040 [6/22] 8/22 (2352499)    3

Schedule of investments
Delaware Ivy Crossover Credit Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
■	Includes $945,409 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $952,140.
Summary of abbreviations:
DAC – Designated Activity Company
EUR006M – EURIBOR EUR 6 Month
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month

4    NQ-IV040 [6/22] 8/22 (2352499)